Business segment information - Summary of components of other significant items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	¥ 23,646	¥ 11,551
Depreciation and amortization:
Depreciation and amortization	904,470	732,111
Operating segments
Depreciation and amortization:
Depreciation and amortization	882,005	708,026
Consolidated
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	23,646	11,551
Corporate and elimination
Depreciation and amortization:
Depreciation and amortization	22,465	24,085
Game & Network Services
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	14
Game & Network Services | Operating segments
Depreciation and amortization:
Depreciation and amortization	61,219	52,987
Music
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	4,073	570
Music | Operating segments
Depreciation and amortization:
Depreciation and amortization	61,465	46,217
Pictures
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	(664)	123
Pictures | Operating segments
Depreciation and amortization:
Depreciation and amortization	396,251	290,895
Electronics Products & Solutions
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	1,103	57
Electronics Products & Solutions | Operating segments
Depreciation and amortization:
Depreciation and amortization	91,759	82,174
Imaging & Sensing Solutions
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	(603)	(123)
Imaging & Sensing Solutions | Operating segments
Depreciation and amortization:
Depreciation and amortization	172,842	159,469
Financial Services
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	0
All Other
Share of profit (loss) of investments accounted for using the equity method:
Share of profit (loss) of investments	19,723	10,924
All Other | Operating segments
Depreciation and amortization:
Depreciation and amortization	4,300	7,686
Financial Services, including deferred insurance acquisition costs | Operating segments
Depreciation and amortization:
Depreciation and amortization	¥ 94,169	¥ 68,598